Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and deposits in banks
Cash	$ 883,322	$ 665,397
Deposits at the Central Bank of Chile	673,396	1,313,394
Deposits in local banks	30,265	1,571
Deposits in banks abroad	1,294,575	822,926
Subtotals – Cash and deposits in banks	2,881,558	2,803,288
Net cash items in process of collection	10,337	91,332
Cash and cash equivalents	$ 2,891,895	$ 2,894,620